SHARE BASED COMPENSATION - Share Appreciation Rights Plan (Details) - IFRS Stock Appreciation Rights		12 Months Ended
	Dec. 29, 2024 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments
SHARE BASED COMPENSATION
Granted (in shares)	1,329,082
Issue price (CAD) | $ / shares	$ 5
Term of share based payment award	5 years
Exercised (in shares)		0
Award tranche one
SHARE BASED COMPENSATION
IFRS Share Based Compensation Arrangement by Sharebased Payment Award Award Vesting Rights Percentage	0.33
Award tranche two
SHARE BASED COMPENSATION
IFRS Share Based Compensation Arrangement by Sharebased Payment Award Award Vesting Rights Percentage	0.33
Award tranche three
SHARE BASED COMPENSATION
IFRS Share Based Compensation Arrangement by Sharebased Payment Award Award Vesting Rights Percentage	0.33